UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08510

Matthews International Funds
(Exact name of registrant as specified in charter)

Four Embarcadero Center, Suite 550
San Francisco, CA 94111
(Address of principal executive offices) (Zip code)

William J. Hackett, President Four Embarcadero Center, Suite 550 San Francisco, CA 94111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		415-788-7553

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Matthews Asia Strategic Income Fund	March 31, 2012
Schedule of Investments(a) (unaudited)

FOREIGN GOVERNMENT OBLIGATIONS:  39.6%

	Face Amount*		Value
INDONESIA: 11.2%
Indonesia Government Bond 8.250%, 07/15/21	IDR	9,000,000,000	$1,137,155
Indonesia Government Bond 8.375%, 09/15/26	IDR	4,700,000,000	604,133
Republic of Indonesia 5.875%, 03/13/20		250,000	286,875
Indonesia Government Bond 6.375%, 04/15/42	IDR	2,000,000,000	216,551
Total Indonesia			2,244,714

PHILIPPINES: 8.9%
Republic of Philippines 6.250%, 01/14/36	PHP	30,000,000	746,314
Republic of Philippines 6.375%, 01/15/32		500,000	607,500
Republic of Philippines 4.950%, 01/15/21	PHP	18,000,000	436,354
Total Philippines			1,790,168

MALAYSIA: 8.5%
Malaysian Government Bond 4.160%, 07/15/21	MYR	5,000,000	1,694,877
Total Malaysia			1,694,877

SOUTH KOREA: 6.8%
Korea Treasury Bond 3.500%, 09/10/16	KRW	1,000,000,000	875,452
Korea Treasury Bond 5.750%, 09/10/18	KRW	500,000,000	488,501
Total South Korea			1,363,953

THAILAND: 2.4%
Thailand Government Bond 4.250%, 03/13/13	THB	15,000,000	491,180
Total Thailand			491,180

SRI LANKA: 1.8%
Republic of Sri Lanka 7.400%, 01/22/15		350,000	370,125
Total Sri Lanka			370,125
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $7,926,222)			7,955,017

CORPORATE BONDS: 50.6%
CHINA/HONG KONG: 19.3%
FPT Finance, Ltd. 6.375%, 09/28/20		550,000	574,219
Galaxy Entertainment Group, Ltd. 4.625%, 12/16/13	CNY	3,500,000	556,558
Melco Crown Entertainment, Ltd. 3.750%, 05/09/13	CNY	3,500,000	548,369
Hutchison Whampoa International 11, Ltd. 4.625%, 01/13/22(b)		500,000	501,998
Standard Chartered Bank Hong Kong, Ltd. 4.150%(c), 10/27/21	SGD	500,000	404,821
Wharf Finance No 1, Ltd. 4.500%, 07/20/21	SGD	500,000	397,099
Tencent Holdings, Ltd. 4.625%, 12/12/16(b)		350,000	352,145
Fita International, Ltd. 7.000%, 02/10/20		300,000	306,681
Beijing Enterprises Water Group, Ltd. 3.750%, 06/30/14	CNY	1,500,000	236,047
Total China/Hong Kong			3,877,937

SOUTH KOREA: 5.5%
Kia Motors Corp. 3.625%, 06/14/16		500,000	509,800
Korea Hydro & Nuclear Power Co., Ltd. 4.750%, 07/13/21		300,000	310,961
Korea Gas Corp. 6.250%, 01/20/42		250,000	282,658
Total South Korea			1,103,419

SINGAPORE: 5.5%
Global Logistic Properties, Ltd. 3.375%, 05/11/16	CNY	4,500,000	697,361
Oversea-Chinese Banking Corp., Ltd. 3.750%(c), 11/15/22		400,000	398,706
Total Singapore			1,096,067

PHILIPPINES: 5.4%
Alliance Global Group, Inc. 6.500%, 08/18/17		550,000	582,280
SM Investments Corp. 5.500%, 10/13/17		500,000	505,884
Total Philippines			1,088,164

INDONESIA: 4.5%
PT Berau Coal Energy 7.250%, 03/13/17(b)		400,000	402,000
PT Adaro Indonesia 7.625%, 10/22/19		250,000	271,250
Berau Capital Resources Pte., Ltd. 12.500%, 07/08/15(b)		200,000	224,500
Total Indonesia			897,750

THAILAND: 4.4%
Bangkok Bank Public Co., Ltd. 9.025%, 03/15/29		500,000	612,500
PTTEP Canada International Finance, Ltd. 5.692%, 04/05/21(b)		250,000	266,655
Total Thailand			879,155

AUSTRALIA: 3.0%
Macquarie Bank, Ltd. 6.625%, 04/07/21		600,000	602,090
Total Australia			602,090

MALAYSIA: 1.8%
Axiata SPV1 Labuan, Ltd. 5.375%, 04/28/20		350,000	369,104
Total Malaysia			369,104

JAPAN: 1.2%
ORIX Corp. 4.000%, 11/29/14	CNY	1,500,000	238,182
Total Japan			238,182
TOTAL CORPORATE BONDS (Cost $9,988,849)			10,151,868

COMMON EQUITIES:  7.6%

	Shares	Value
SINGAPORE: 2.0%
StarHub, Ltd.	90,000	$221,871
Ascendas REIT	110,000	176,956
Total Singapore		398,827

CHINA/HONG KONG: 1.9%
The Link REIT	55,000	204,652
Power Assets Holdings, Ltd.	25,000	183,798
Total China/Hong Kong		388,450

THAILAND: 1.5%
Kasikornbank Public Co., Ltd.	60,000	304,541
Total Thailand		304,541

UNITED KINGDOM: 1.1%
HSBC Holdings PLC	24,000	212,880
Total United Kingdom		212,880

PHILIPPINES: 1.1%
Globe Telecom, Inc.	8,000	211,378
Total Philippines		211,378
TOTAL COMMON EQUITIES (Cost $1,423,659)		1,516,076

TOTAL INVESTMENTS: 97.8% (Cost $19,338,730(d))		19,622,961

CASH AND OTHER ASSETS, LESS LIABILITIES: 2.2%		437,394

NET ASSETS: 100.0%		$20,060,355

(a)	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Trustees.

(c)	Variable rate security. The rate represents the rate in effect at March 31, 2012.
(d)	Cost for federal income tax purposes is $19,338,730 and net unrealized appreciation consists of:

	Gross unrealized appreciation	$344,179
	Gross unrealized depreciation	(59,948)
	Net unrealized appreciation	$284,231

*	All values are in USD unless otherwise noted.

CNY	Chinese Renminbi (Yuan)
IDR	Indonesian Rupiah
KRW	Korean Won
MYR	Malaysian Ringgit
PHP	Philippine Peso
REIT	Real Estate Investment Trust
SGD	Singapore Dollar
THB	Thai Baht

See accompanying notes to schedules of investments.

Forward Foreign Currency Exchange Contracts:

	Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
LONG
	SGD	1,000,000	USD	801,780	Brown Brothers Harriman	06/04/12	$(6,169)

SHORT
	USD	801,603	JPY	65,355,511	Brown Brothers Harriman	06/04/12	$11,525

Financial futures contracts purchased as of March 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(20)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	June, 2012	$2,589,688	$(32,450)

Matthews Asian Growth and Income Fund	March 31, 2012
Schedule of Investments(a) (unaudited)

COMMON EQUITIES:  77.8%

	Shares	Value
CHINA/HONG KONG: 15.8%
CLP Holdings, Ltd.	11,771,700	$101,522,169
Hang Lung Properties, Ltd.	19,139,920	70,343,989
China Pacific Insurance Group Co., Ltd. H Shares	20,355,800	63,328,687
Television Broadcasts, Ltd.	8,897,000	60,067,424
China Mobile, Ltd. ADR	905,500	49,874,940
Shandong Weigao Group Medical Polymer Co., Ltd. H Shares	43,012,000	49,300,917
VTech Holdings, Ltd.	3,405,300	43,700,599
Vitasoy International Holdings, Ltd.†	51,771,000	40,121,517
Citic Telecom International Holdings, Ltd.†	132,231,000	26,570,759
Cafe’ de Coral Holdings, Ltd.	6,726,000	18,710,062
I-CABLE Communications, Ltd.(b)	32,521,000	1,679,095
Total China/Hong Kong		525,220,158

SINGAPORE: 14.8%
Singapore Technologies Engineering, Ltd.	52,104,125	134,754,353
Ascendas REIT	53,925,000	86,748,704
Keppel Corp., Ltd.	8,415,900	73,553,173
United Overseas Bank, Ltd.	3,861,000	56,386,000
SIA Engineering Co., Ltd.	10,768,000	34,589,509
ARA Asset Management, Ltd.	28,381,100	34,568,408
Cerebos Pacific, Ltd.	7,740,000	34,230,103
Singapore Post, Ltd.	38,209,000	30,987,604
Hong Leong Finance, Ltd.	1,807,000	3,656,131
Total Singapore		489,473,985

THAILAND: 8.5%
PTT Public Co., Ltd.	8,719,200	100,046,578
BEC World Public Co., Ltd.	30,807,800	50,883,880
Banpu Public Co., Ltd.	2,480,250	48,836,592
Glow Energy Public Co., Ltd.	21,887,400	43,649,205
Land & Houses Public Co., Ltd. NVDR	145,090,300	32,431,129
Thai Reinsurance Public Co., Ltd. NVDR	39,014,400	4,709,232
Total Thailand		280,556,616

AUSTRALIA: 8.0%
Telstra Corp., Ltd.	31,377,088	106,871,152
CSL, Ltd.	1,758,532	65,484,856
Macquarie Group, Ltd.	1,879,326	56,855,518
David Jones, Ltd.	13,955,460	35,042,611
Total Australia		264,254,137

JAPAN: 7.7%
Hisamitsu Pharmaceutical Co., Inc.	1,983,600	94,181,403
Japan Real Estate Investment Corp., REIT	7,889	69,559,863
Hamamatsu Photonics, K.K.	1,464,700	55,735,351
NTT DoCoMo, Inc.	22,250	37,003,974
Total Japan		256,480,591

TAIWAN: 6.0%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,420,624	67,547,135
Taiwan Semiconductor Manufacturing Co., Ltd.	20,673,187	59,434,919
Chunghwa Telecom Co., Ltd. ADR	1,277,525	39,296,669
Taiwan Hon Chuan Enterprise Co., Ltd.	9,901,193	22,498,171
CyberLink Corp.	3,442,717	10,763,419
Total Taiwan		199,540,313

MALAYSIA: 5.1%
AMMB Holdings BHD	40,175,100	82,911,466
Axiata Group BHD	29,634,423	50,353,039
Telekom Malaysia BHD	20,245,551	35,238,500
Total Malaysia		168,503,005

SOUTH KOREA: 2.8%
S1 Corp.	771,922	35,979,336
GS Home Shopping, Inc.	298,935	29,727,437
KT Corp. ADR	2,089,505	28,605,323
Total South Korea		94,312,096

INDONESIA: 2.8%
PT Perusahaan Gas Negara Persero	141,686,000	59,036,912
PT Telekomunikasi Indonesia Persero ADR	1,153,600	35,023,296
Total Indonesia		94,060,208

UNITED KINGDOM: 2.7%
HSBC Holdings PLC ADR	2,050,333	91,014,282
Total United Kingdom		91,014,282

VIETNAM: 1.9%
Bao Viet Holdings	10,333,281	37,292,204
Vietnam Dairy Products JSC	5,792,535	25,558,772
Total Vietnam		62,850,976

PHILIPPINES: 1.7%
Globe Telecom, Inc.	2,065,510	54,575,537
Total Philippines		54,575,537
TOTAL COMMON EQUITIES (Cost $2,183,065,140)		2,580,841,904

PREFERRED EQUITIES: 3.0%
SOUTH KOREA: 3.0%
Samsung Fire & Marine Insurance Co., Ltd., Pfd.	515,311	33,928,071
Hyundai Motor Co., Ltd., Pfd.	541,280	32,515,485
Hyundai Motor Co., Ltd., 2nd Pfd.	305,760	19,001,566
LG Household & Health Care, Ltd., Pfd.	121,855	14,937,876
Total South Korea		100,382,998
TOTAL PREFERRED EQUITIES (Cost $48,826,622)		100,382,998

WARRANTS: 0.2%
INDIA: 0.2%
Housing Development Finance Corp., expires 08/23/12	3,875,750	6,181,268
Total India		6,181,268
TOTAL WARRANTS (Cost $6,834,750)		6,181,268

CORPORATE BONDS:  15.1%

	Face Amount*		Value
INDIA: 5.0%
Tata Power Co., Ltd., Cnv. 1.750%, 11/21/14		56,200,000	$55,947,100
Housing Development Finance Corp. 0.000%, 08/24/12	INR	1,800,000,000	42,547,060
Larsen & Toubro, Ltd., Cnv. 3.500%, 10/22/14		35,700,000	36,039,150
Sintex Industries, Ltd., Cnv. 0.000%, 03/13/13		26,900,000	31,204,000
Total India			165,737,310

CHINA/HONG KONG: 4.8%
China Petroleum & Chemical Corp. (Sinopec), Cnv. 0.000%, 04/24/14	HKD	676,210,000	101,663,781
Power Regal Group, Ltd., Cnv. 2.250%, 06/02/14	HKD	234,020,000	35,921,711
PB Issuer No. 2, Ltd., Cnv. 1.750%, 04/12/16		21,820,000	20,445,340
Total China/Hong Kong			158,030,832

SINGAPORE: 3.9%
CapitaLand, Ltd., Cnv. 3.125%, 03/05/18	SGD	62,000,000	51,327,596
Wilmar International, Ltd., Cnv. 0.000%, 12/18/12		26,500,000	31,601,250
Olam International, Ltd., Cnv. 6.000%, 10/15/16		24,300,000	28,358,100
CapitaLand, Ltd., Cnv. 2.875%, 09/03/16	SGD	24,750,000	19,136,029
Total Singapore			130,422,975

AUSTRALIA: 0.7%
QBE Funding Trust, Cnv. 0.000%, 05/12/30		39,571,000	24,929,730
Total Australia			24,929,730

MALAYSIA: 0.7%
Paka Capital, Ltd., Cnv. 0.000%, 03/12/13		22,300,000	22,634,500
Total Malaysia			22,634,500
TOTAL CORPORATE BONDS (Cost $511,213,608)			501,755,347

TOTAL INVESTMENTS: 96.1% (Cost $2,749,940,120(c))			3,189,161,517

CASH AND OTHER ASSETS, LESS LIABILITIES : 3.9%			128,718,046

NET ASSETS: 100.0%			$3,317,879,563

(a)	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).
(b)	Non-income producing security.
(c)	Cost for federal income tax purposes is $2,752,798,144 and net unrealized appreciation consists of:

	Gross unrealized appreciation	$585,052,892
	Gross unrealized depreciation	(148,689,519)
	Net unrealized appreciation	$436,363,373

†	Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)
*	All values are in USD unless otherwise noted.
ADR	American Depositary Receipt
BHD	Berhad
Cnv.	Convertible
HKD	Hong Kong Dollar
INR	Indian Rupee
JSC	Joint Stock Co.
NVDR	Non-voting Depositary Receipt
Pfd.	Preferred
REIT	Real Estate Investment Trust
SGD	Singapore Dollar

See accompanying notes to schedules of investments.

Matthews Asia Dividend Fund	March 31, 2012
Schedule of Investments(a) (unaudited)

COMMON EQUITIES:  97.1%

	Shares	Value
CHINA/HONG KONG: 28.2%
China Mobile, Ltd. ADR	1,463,300	$80,598,564
Cheung Kong Infrastructure Holdings, Ltd.	12,468,000	75,892,628
Shenzhou International Group Holdings, Ltd.	35,791,000	68,832,188
Television Broadcasts, Ltd.	8,815,000	59,513,808
China Shenhua Energy Co., Ltd. H Shares	12,600,000	53,295,544
Guangdong Investment, Ltd.	68,798,000	48,019,561
Cafe’ de Coral Holdings, Ltd.	16,350,000	45,481,641
Yuexiu Transport Infrastructure, Ltd.	82,530,000	41,229,344
China Fishery Group, Ltd.(b)	44,432,000	41,008,504
The Link REIT	10,220,000	38,028,074
Jiangsu Expressway Co., Ltd. H Shares	38,944,000	37,643,232
Minth Group, Ltd.	31,741,000	36,782,544
Li Ning Co., Ltd.	28,461,000	30,303,801
Esprit Holdings, Ltd.	13,774,700	27,815,628
Sichuan Expressway Co., Ltd. H Shares†	69,682,000	25,236,638
Kingboard Laminates Holdings, Ltd.	52,379,500	24,779,684
Haitian International Holdings, Ltd.	12,616,000	14,101,000
Yip’s Chemical Holdings, Ltd.	14,912,000	10,745,060
Xingda International Holdings, Ltd.	16,531,000	7,586,806
Total China/Hong Kong		766,894,249

JAPAN: 22.4%
Japan Tobacco, Inc.	17,900	101,322,191
ITOCHU Corp.	8,283,000	90,755,449
ORIX Corp.	879,140	84,464,076
NTT DoCoMo, Inc.	42,450	70,598,592
Pigeon Corp.†	1,501,800	56,062,371
Lawson, Inc.	815,100	51,348,732
Hisamitsu Pharmaceutical Co., Inc.	979,200	46,492,453
EPS Corp.†	14,592	32,221,860
Miraca Holdings, Inc.	813,200	31,846,348
Shinko Plantech Co., Ltd.†	3,050,200	26,105,341
Hokuto Corp.	848,200	17,898,565
Total Japan		609,115,978

SINGAPORE: 10.7%
Singapore Technologies Engineering, Ltd.	27,156,000	70,232,236
United Overseas Bank, Ltd.	3,475,000	50,748,861
Ascendas REIT	25,400,000	40,860,771
CapitaRetail China Trust, REIT†	40,153,000	39,485,822
ARA Asset Management, Ltd.	25,405,600	30,944,225
Ascendas India Trust†	46,280,000	30,584,967
Super Group, Ltd.	20,514,000	29,530,009
Total Singapore		292,386,891

AUSTRALIA: 9.1%
Metcash, Ltd.(c)	23,642,243	105,306,317
QBE Insurance Group, Ltd.	4,484,726	65,813,254
Coca-Cola Amatil, Ltd.	2,994,730	38,690,431
David Jones, Ltd.	14,887,739	37,383,594
Total Australia		247,193,596

TAIWAN: 8.7%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,005,040	61,197,011
Johnson Health Tech Co., Ltd.†	12,602,100	39,156,596
TXC Corp.†	21,549,524	34,185,064
Chunghwa Telecom Co., Ltd. ADR	985,701	30,320,163
Taiwan Hon Chuan Enterprise Co., Ltd.	12,151,948	27,612,491
St. Shine Optical Co., Ltd.	1,611,000	20,951,066
Taiwan Semiconductor Manufacturing Co., Ltd.	4,646,469	13,358,487
CyberLink Corp.	3,451,973	10,792,357
Total Taiwan		237,573,235

THAILAND: 5.8%
Thai Beverage Public Co., Ltd.	240,437,000	62,281,417
PTT Exploration & Production Public Co., Ltd.	10,135,000	57,377,457
Tisco Financial Group Public Co., Ltd.	28,100,000	37,790,075
Total Thailand		157,448,949

SOUTH KOREA: 4.5%
KT&G Corp.	1,067,000	75,544,172
MegaStudy Co., Ltd.	232,984	24,016,564
Woongjin Thinkbig Co., Ltd.†	2,079,870	23,405,622
Total South Korea		122,966,358

INDONESIA: 3.2%
PT Perusahaan Gas Negara Persero	142,302,000	59,293,583
PT Telekomunikasi Indonesia Persero ADR	717,634	21,787,368
PT Telekomunikasi Indonesia	9,036,500	6,927,296
Total Indonesia		88,008,247

UNITED KINGDOM: 2.7%
HSBC Holdings PLC ADR	1,673,791	74,299,583
Total United Kingdom		74,299,583

PHILIPPINES: 1.7%
Globe Telecom, Inc.	1,703,820	45,018,853
Total Philippines		45,018,853

MALAYSIA: 0.1%
Top Glove Corp. BHD	1,822,400	2,685,701
Total Malaysia		2,685,701
TOTAL COMMON EQUITIES (Cost $2,471,843,864)		2,643,591,640

CLOSED-END INVESTMENT COMPANY: 0.3%
THAILAND: 0.3%
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund(b)	18,274,700	6,989,999
Total Thailand		6,989,999

TOTAL CLOSED-END INVESTMENT COMPANY (Cost $6,894,329)		6,989,999

	Shares	Value
TOTAL INVESTMENTS: 97.4% (Cost $2,478,738,193(d))		$2,650,581,639

CASH AND OTHER ASSETS, LESS LIABILITIES : 2.6%		71,918,279

NET ASSETS: 100.0%		$2,722,499,918

(a)	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).
(b)	Non-income producing security.
(c)	Illiquid security.
(d)	Cost for federal income tax purposes is $2,479,601,327 and net unrealized appreciation consists of:

	Gross unrealized appreciation	$360,758,183
	Gross unrealized depreciation	(189,777,871)
	Net unrealized appreciation	$170,980,312

†	Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)
ADR	American Depositary Receipt
BHD	Berhad
REIT	Real Estate Investment Trust

See accompanying notes to schedules of investments.

Matthews China Dividend Fund	March 31, 2012
Schedule of Investments(a) (unaudited)

COMMON EQUITIES:  99.3%

	Shares	Value
CONSUMER DISCRETIONARY: 20.8%
Auto Components: 5.3%
Minth Group, Ltd.	948,000	$1,098,574
Xinyi Glass Holdings, Ltd.	812,000	496,614
		1,595,188
Hotels, Restaurants & Leisure: 4.2%
Cafe’ de Coral Holdings, Ltd.	458,000	1,274,042

Leisure Equipment & Products: 4.0%
Johnson Health Tech Co., Ltd.	388,425	1,206,894

Media: 3.8%
Television Broadcasts, Ltd.	173,000	1,167,996

Textiles, Apparel & Luxury Goods: 3.5%
Shenzhou International Group Holdings, Ltd.	549,000	1,055,820
Total Consumer Discretionary		6,299,940

FINANCIALS: 13.5%
Real Estate Investment Trusts: 6.2%
The Link REIT	257,500	958,144
CapitaRetail China Trust, REIT	930,000	914,547
		1,872,691
Commercial Banks: 4.0%
HSBC Holdings PLC ADR	27,000	1,198,530

Real Estate Management & Development: 3.3%
Swire Pacific, Ltd. A Shares	53,000	594,053
E-House China Holdings, Ltd. ADR	70,000	406,000
		1,000,053
Total Financials		4,071,274

INFORMATION TECHNOLOGY: 13.1%
Electronic Equipment, Instruments & Components: 6.9%
TXC Corp.	685,199	1,086,965
Kingboard Laminates Holdings, Ltd.	1,154,500	546,171
Digital China Holdings, Ltd.	222,000	441,664
		2,074,800
Semiconductors & Semiconductor Equipment: 3.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	413,000	1,187,365

Software: 2.3%
CyberLink Corp.	226,963	709,584
Total Information Technology		3,971,749

INDUSTRIALS: 12.2%
Transportation Infrastructure: 8.9%
Jiangsu Expressway Co., Ltd. H Shares	996,000	962,733
Yuexiu Transport Infrastructure, Ltd.	1,282,000	640,446
China Merchants Holdings International Co., Ltd.	182,000	609,552
Sichuan Expressway Co., Ltd. H Shares	1,356,000	491,101
		2,703,832
Machinery: 3.3%
Haitian International Holdings, Ltd.	880,000	983,583
Total Industrials		3,687,415

ENERGY: 8.7%
Oil, Gas & Consumable Fuels: 8.7%
CNOOC, Ltd. ADR	5,250	1,072,523
China Petroleum & Chemical Corp. ADR	7,440	808,877
China Shenhua Energy Co., Ltd. H Shares	178,000	752,905
Total Energy		2,634,305

UTILITIES: 7.7%
Electric Utilities: 3.9%
Cheung Kong Infrastructure Holdings, Ltd.	195,000	1,186,964

Water Utilities: 3.8%
Guangdong Investment, Ltd.	1,636,000	1,141,894
Total Utilities		2,328,858

MATERIALS: 7.4%
Containers & Packaging: 3.6%
Taiwan Hon Chuan Enterprise Co., Ltd.	483,354	1,098,310

Chemicals: 2.3%
Yip’s Chemical Holdings, Ltd.	950,000	684,536

Metals & Mining: 1.5%
Xingda International Holdings, Ltd.	1,004,000	460,780
Total Materials		2,243,626

CONSUMER STAPLES: 6.7%
Food Products: 6.7%
Vitasoy International Holdings, Ltd.	1,406,000	1,089,623
China Fishery Group, Ltd.(b)	1,001,000	923,873
Total Consumer Staples		2,013,496

TELECOMMUNICATION SERVICES: 6.1%
Wireless Telecommunication Services: 4.0%
China Mobile, Ltd. ADR	22,230	1,224,428
Diversified Telecommunication Services: 2.1%
Chunghwa Telecom Co., Ltd. ADR	20,604	633,779
Total Telecommunication Services		1,858,207

HEALTH CARE: 3.1%
Health Care Equipment & Supplies: 3.1%
St. Shine Optical Co., Ltd.	72,000	936,361
Total Health Care		936,361

TOTAL INVESTMENTS: 99.3% (Cost $29,068,361(c))		30,045,231

CASH AND OTHER ASSETS, LESS LIABILITIES : 0.7%		212,349

NET ASSETS: 100.0%		$30,257,580

(a)	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).
(b)	Non-income producing security.
(c)	Cost for federal income tax purposes is $29,068,361 and net unrealized appreciation consists of:

	Gross unrealized appreciation	$3,897,884
	Gross unrealized depreciation	(2,921,014)
	Net unrealized appreciation	$976,870

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to schedules of investments.

Matthews Asia Growth Fund	March 31, 2012
Schedule of Investments(a) (unaudited)

COMMON EQUITIES:  98.6%

	Shares	Value
JAPAN: 32.4%
ORIX Corp.	153,890	$14,785,104
Toyota Motor Corp.	275,500	11,987,585
Fuji Heavy Industries, Ltd.	1,377,000	11,246,141
Mitsui & Co., Ltd.	633,000	10,447,212
Nidec Corp.	109,400	10,001,888
Rakuten, Inc.	9,059	9,495,670
Sysmex Corp.	222,100	9,023,208
Rinnai Corp.	117,500	8,498,107
FANUC Corp.	38,500	6,895,934
Kakaku.com, Inc.	244,900	6,414,843
Fast Retailing Co., Ltd.	27,300	6,263,479
Komatsu, Ltd.	188,900	5,431,720
Asahi Group Holdings, Ltd.	201,200	4,471,178
Otsuka Holdings Co., Ltd.	137,900	4,087,986
Pigeon Corp.	107,200	4,001,789
Sharp Corp.	285,000	2,099,187
Nitto Denko Corp.	47,600	1,941,094
Total Japan		127,092,125

CHINA/HONG KONG: 25.7%
Sinopharm Group Co., Ltd. H Shares	2,836,800	7,936,180
Sands China, Ltd.	1,692,400	6,608,243
Dairy Farm International Holdings, Ltd.	602,454	6,326,980
Sany Heavy Equipment International Holdings Co., Ltd.	7,862,000	5,944,577
China Kanghui Holdings, Inc. ADR(b)	305,800	5,813,258
Dongfeng Motor Group Co., Ltd. H Shares	3,184,000	5,771,714
Tingyi (Cayman Islands) Holding Corp.	1,888,000	5,453,427
China Lodging Group, Ltd. ADS(b)	453,600	5,302,584
Hang Lung Group, Ltd.	782,000	5,073,559
Shangri-La Asia, Ltd.	2,270,666	4,981,624
Kingdee International Software Group Co., Ltd.	20,269,600	4,893,296
Spreadtrum Communications, Inc. ADR	293,000	4,834,500
Lianhua Supermarket Holdings Co., Ltd. H Shares	4,165,000	4,726,168
China Vanke Co., Ltd. B Shares	3,789,587	4,515,273
Haitian International Holdings, Ltd.	3,980,000	4,448,477
Shandong Weigao Group Medical Polymer Co., Ltd. H Shares	3,804,000	4,360,195
Shenzhou International Group Holdings, Ltd.	2,259,000	4,344,442
Ctrip.com International, Ltd. ADR(b)	188,000	4,068,320
EVA Precision Industrial Holdings, Ltd.	19,492,000	3,622,943
Hong Kong Exchanges and Clearing, Ltd.	90,000	1,514,732
Total China/Hong Kong		100,540,492

THAILAND: 7.0%
Major Cineplex Group Public Co., Ltd.	11,921,000	6,943,712
Siam Commercial Bank Public Co., Ltd.	1,264,400	5,890,084
SVI Public Co., Ltd.	47,651,300	5,399,988
Banpu Public Co., Ltd.	261,150	5,142,093
SNC Former Public Co., Ltd.	4,457,900	4,223,661
Total Thailand		27,599,538

INDIA: 6.4%
Emami, Ltd.	866,979	6,883,927
HDFC Bank, Ltd.	627,431	6,395,428
Castrol India, Ltd.	419,477	4,415,276
Sun TV Network, Ltd.	646,460	3,862,125
Sun Pharmaceutical Industries, Ltd.	313,520	3,508,080
Multi Commodity Exchange of India, Ltd.(b)	1,857	46,302
Total India		25,111,138

INDONESIA: 6.0%
PT Bank Rakyat Indonesia Persero	11,610,500	8,848,506
PT Indofood CBP Sukses Makmur	13,349,000	7,970,972
PT Astra International	842,500	6,816,861
Total Indonesia		23,636,339

AUSTRALIA: 5.0%
Oil Search, Ltd.	1,305,704	9,448,384
CSL, Ltd.	137,045	5,103,332
BHP Billiton, Ltd.	136,800	4,931,598
Total Australia		19,483,314

TAIWAN: 4.1%
St. Shine Optical Co., Ltd.	624,000	8,115,124
Synnex Technology International Corp.	3,133,000	7,800,623
Total Taiwan		15,915,747

SINGAPORE: 3.7%
Keppel Land, Ltd.	2,204,000	6,097,715
CapitaCommercial Trust, REIT	5,038,000	4,891,183
Goodpack, Ltd.	2,564,000	3,621,411
Total Singapore		14,610,309

VIETNAM: 2.2%
Vietnam Dairy Products JSC	1,564,020	6,901,025
Saigon Securities, Inc.	2,168,300	1,912,713
Total Vietnam		8,813,738

CAMBODIA: 2.1%
NagaCorp, Ltd.	17,812,000	8,098,588
Total Cambodia		8,098,588

SRI LANKA: 1.8%
John Keells Holdings PLC	4,298,200	6,929,907
Total Sri Lanka		6,929,907

MALAYSIA: 1.1%
Parkson Holdings BHD	2,515,469	4,408,856
Total Malaysia		4,408,856

SOUTH KOREA: 1.1%
Kiwoom Securities Co., Ltd.	67,641	4,242,017
Total South Korea		4,242,017

TOTAL INVESTMENTS: 98.6% (Cost $308,817,039(c))		386,482,108

CASH AND OTHER ASSETS, LESS LIABILITIES : 1.4%		5,427,586

NET ASSETS: 100.0%		$391,909,694

(a)	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).
(b)	Non-income producing security.
(c)	Cost for federal income tax purposes is $308,817,042 and net unrealized appreciation consists of:

	Gross unrealized appreciation	$90,156,685
	Gross unrealized depreciation	(12,491,619)
	Net unrealized appreciation	$77,665,066

ADR	American Depositary Receipt
ADS	American Depositary Share
BHD	Berhad
JSC	Joint Stock Co.
REIT	Real Estate Investment Trust

See accompanying notes to schedules of investments.

Matthews Pacific Tiger Fund	March 31, 2012
Schedule of Investments(a) (unaudited)

COMMON EQUITIES:  97.6%

	Shares	Value
CHINA/HONG KONG: 32.1%
Ping An Insurance Group Co. of China, Ltd. H Shares	18,229,500	$137,779,845
Dairy Farm International Holdings, Ltd.	12,901,446	135,491,167
Hang Lung Group, Ltd.	18,314,000	118,819,899
China Mobile, Ltd. ADR	2,063,150	113,638,302
Sinopharm Group Co., Ltd. H Shares	34,592,800	96,776,191
Lenovo Group, Ltd.	105,568,000	95,236,867
Digital China Holdings, Ltd.	45,517,000	90,555,088
Tingyi (Cayman Islands) Holding Corp.	30,096,000	86,931,315
Li & Fung, Ltd.	35,302,000	80,790,754
Hengan International Group Co., Ltd.	7,996,000	80,660,280
China Resources Land, Ltd.	44,726,000	77,322,603
Baidu, Inc. ADR(b)	497,700	72,549,729
Shangri-La Asia, Ltd.	31,457,333	69,014,376
New Oriental Education & Technology Group, Inc. ADR(b)	2,427,600	66,661,896
China Resources Enterprise, Ltd.	18,852,000	65,823,402
Hong Kong Exchanges and Clearing, Ltd.	3,664,500	61,674,842
Swire Pacific, Ltd. A Shares	5,433,500	60,901,687
China Vanke Co., Ltd. B Shares	48,875,258	58,234,607
Tencent Holdings, Ltd.	2,011,900	56,161,136
Dongfeng Motor Group Co., Ltd. H Shares	30,440,000	55,179,327
Ctrip.com International, Ltd. ADR(b)	2,190,350	47,399,174
China Merchants Bank Co., Ltd. H Shares	22,182,350	45,340,637
Li Ning Co., Ltd.	34,835,000	37,090,506
Swire Properties, Ltd.(b)	3,803,450	9,452,851
Total China/Hong Kong		1,819,486,481

INDIA: 15.4%
Tata Power Co., Ltd.	60,435,510	119,900,873
ITC, Ltd.	21,185,000	94,322,645
Kotak Mahindra Bank, Ltd.	8,767,491	93,919,863
Housing Development Finance Corp.	6,860,685	90,698,156
HDFC Bank, Ltd.	8,635,920	88,026,257
Sun Pharmaceutical Industries, Ltd.	7,676,815	85,898,456
Titan Industries, Ltd.	13,593,760	60,957,137
Container Corp. of India, Ltd.	3,188,081	59,689,620
Dabur India, Ltd.	25,308,038	52,947,816
Infosys, Ltd.	848,401	47,642,221
Sun TV Network, Ltd.	4,763,094	28,455,999
Larsen & Toubro, Ltd.	1,094,599	28,128,304
Infosys, Ltd. ADR	219,611	12,524,415
HDFC Bank, Ltd. ADR	319,500	10,894,950
Total India		874,006,712

SOUTH KOREA: 14.7%
Samsung Electronics Co., Ltd.	119,904	135,258,283
Dongbu Insurance Co., Ltd.	2,876,690	124,456,538
Cheil Worldwide, Inc.†	5,916,350	94,699,002
Hyundai Mobis	352,719	89,526,338
Green Cross Corp.†	704,049	78,731,259
NHN Corp.	328,268	75,343,832
Amorepacific Corp.	67,652	71,400,029
POSCO	195,584	65,586,843
Yuhan Corp.†	584,138	60,885,359
MegaStudy Co., Ltd.†	396,412	40,863,124
Total South Korea		836,750,607

INDONESIA: 8.9%
PT Perusahaan Gas Negara Persero	324,646,500	135,271,847
PT Astra International	14,665,230	118,659,747
PT Bank Central Asia	115,688,500	101,243,642
PT Indofood CBP Sukses Makmur	125,570,500	74,980,811
PT Telekomunikasi Indonesia Persero	80,460,500	61,680,260
PT Telekomunikasi Indonesia Persero ADR	375,700	11,406,252
Total Indonesia		503,242,559

TAIWAN: 8.3%
Synnex Technology International Corp.	46,897,354	116,766,216
Delta Electronics, Inc.	39,446,000	116,104,374
President Chain Store Corp.	19,439,608	108,443,408
Yuanta Financial Holding Co., Ltd.(b)	133,911,782	69,904,228
Taiwan Semiconductor Manufacturing Co., Ltd.	20,423,513	58,717,112
Total Taiwan		469,935,338

THAILAND: 7.1%
Bank of Ayudhya Public Co., Ltd.	163,168,600	145,275,357
Central Pattana Public Co., Ltd.	81,096,100	121,120,022
PTT Exploration & Production Public Co., Ltd.	19,525,000	110,537,232
Land & Houses Public Co., Ltd.	99,186,600	22,478,677
Land & Houses Public Co., Ltd. NVDR	26,810,900	5,992,873
Total Thailand		405,404,161

MALAYSIA: 5.2%
Genting BHD	45,315,500	160,428,881
Public Bank BHD	22,511,386	100,283,893
Top Glove Corp. BHD	25,175,960	37,102,232
Total Malaysia		297,815,006

PHILIPPINES: 2.6%
SM Prime Holdings, Inc.	373,559,417	147,014,045
Total Philippines		147,014,045

SINGAPORE: 2.4%
Keppel Land, Ltd.	27,962,000	77,361,303
Hyflux, Ltd.†	48,535,280	57,848,085
Total Singapore		135,209,388

VIETNAM: 0.9%
Vietnam Dairy Products JSC	11,807,545	52,099,185
Total Vietnam		52,099,185

TOTAL INVESTMENTS: 97.6% (Cost $4,143,380,274(c))		5,540,963,482

CASH AND OTHER ASSETS, LESS LIABILITIES : 2.4%		134,229,296

NET ASSETS: 100.0%		$5,675,192,778

(a)	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).
(b)	Non-income producing security.
(c)	Cost for federal income tax purposes is $4,144,642,876 and net unrealized appreciation consists of:

	Gross unrealized appreciation	$1,580,106,873
	Gross unrealized depreciation	(183,786,267)
	Net unrealized appreciation	$1,396,320,606

†	Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)
ADR	American Depositary Receipt
BHD	Berhad
JSC	Joint Stock Co.
NVDR	Non-voting Depositary Receipt

See accompanying notes to schedules of investments.

Matthews China Fund	March 31, 2012
Schedule of Investments(a) (unaudited)

COMMON EQUITIES:  CHINA/HONG KONG: 99.9%

	Shares	Value
CONSUMER DISCRETIONARY: 22.7%
Hotels, Restaurants & Leisure: 7.9%
Cafe’ de Coral Holdings, Ltd.	18,286,100	$50,867,390
Sands China, Ltd.	11,729,200	45,798,515
Shangri-La Asia, Ltd.	18,365,400	40,291,929
Home Inns & Hotels Management, Inc. ADR(b)	1,142,546	29,146,348
Ctrip.com International, Ltd. ADR(b)	1,032,000	22,332,480
		188,436,662
Multiline Retail: 3.5%
Golden Eagle Retail Group, Ltd.	21,575,000	55,267,618
Parkson Retail Group, Ltd.	24,247,500	27,832,451
		83,100,069
Distributors: 2.5%
Li & Fung, Ltd.	25,750,400	58,931,342

Diversified Consumer Services: 2.4%
New Oriental Education & Technology Group, Inc. ADR(b)	2,060,800	56,589,568

Automobiles: 2.0%
Dongfeng Motor Group Co., Ltd. H Shares	26,502,000	48,040,819

Specialty Retail: 1.9%
Belle International Holdings, Ltd.	25,710,000	46,270,395

Textiles, Apparel & Luxury Goods: 1.3%
Ports Design, Ltd.(c)	14,983,500	17,816,850
Li Ning Co., Ltd.	12,019,000	12,797,210
		30,614,060
Media: 1.2%
Television Broadcasts, Ltd.	4,082,000	27,559,315
Total Consumer Discretionary		539,542,230

FINANCIALS: 20.6%
Real Estate Management & Development: 7.3%
Hang Lung Group, Ltd.	8,308,000	53,901,699
China Vanke Co., Ltd. B Shares	37,690,868	44,908,466
China Resources Land, Ltd.	24,990,000	43,202,877
Swire Pacific, Ltd. A Shares	2,411,500	27,029,432
Swire Properties, Ltd.(b)	1,688,050	4,195,371
		173,237,845
Commercial Banks: 6.7%
China Merchants Bank Co., Ltd. H Shares	24,978,114	51,055,168
China Construction Bank Corp. H Shares	51,366,660	39,645,777
BOC Hong Kong Holdings, Ltd.	13,980,500	38,579,486
Agricultural Bank of China, Ltd. H Shares	71,103,000	30,492,960
		159,773,391
Insurance: 4.9%
Ping An Insurance Group Co. of China, Ltd. H Shares	7,518,000	56,821,574
China Life Insurance Co., Ltd. H Shares	16,808,000	43,656,191
China Life Insurance Co., Ltd. ADR	397,100	15,435,277
		115,913,042
Diversified Financial Services: 1.7%
Hong Kong Exchanges and Clearing, Ltd.	2,395,600	40,318,803
Total Financials		489,243,081

INFORMATION TECHNOLOGY: 13.0%
Internet Software & Services: 4.3%
Tencent Holdings, Ltd.	1,391,800	38,851,369
NetEase.com, Inc. ADR(b)	600,900	34,912,290
Sina Corp.(b)	433,300	28,164,500
		101,928,159
Electronic Equipment, Instruments & Components: 3.0%
Digital China Holdings, Ltd.	35,645,000	70,914,958

Computers & Peripherals: 2.3%
Lenovo Group, Ltd.	59,544,000	53,716,884

Communications Equipment: 2.2%
ZTE Corp. H Shares	19,345,104	52,149,615

Software: 1.2%
Kingdee International Software Group Co., Ltd.	123,524,800	29,820,195
Total Information Technology		308,529,811

CONSUMER STAPLES: 12.5%
Food Products: 4.8%
Tingyi (Cayman Islands) Holding Corp.	21,507,000	62,122,268
China Mengniu Dairy Co., Ltd.	9,651,000	28,360,937
China Yurun Food Group, Ltd.	16,111,000	22,951,972
		113,435,177
Food & Staples Retailing: 3.6%
China Resources Enterprise, Ltd.	11,894,000	41,528,938
Lianhua Supermarket Holdings Co., Ltd. H Shares†	28,947,800	32,848,062
Sun Art Retail Group, Ltd.(b)	9,443,000	12,809,910
		87,186,910
Household & Personal Products: 2.2%
Hengan International Group Co., Ltd.	5,167,500	52,127,563

Beverages: 1.9%
Tsingtao Brewery Co., Ltd. H Shares	8,241,000	44,567,030
Total Consumer Staples		297,316,680

INDUSTRIALS: 8.7%
Machinery: 3.5%
CSR Corp., Ltd. H Shares	51,450,000	35,133,813
Sany Heavy Equipment International Holdings Co., Ltd.	34,230,500	25,882,200
China National Materials Co., Ltd. H Shares	55,910,000	22,691,718
		83,707,731
Transportation Infrastructure: 2.8%
China Merchants Holdings International Co., Ltd.	12,340,581	41,330,921
Yuexiu Transport Infrastructure, Ltd.	50,775,000	25,365,563
		66,696,484
Airlines: 1.3%
Air China, Ltd. H Shares	45,027,900	31,188,667

Industrial Conglomerates: 1.1%
NWS Holdings, Ltd.	16,914,914	25,977,875
Total Industrials		207,570,757

ENERGY: 7.0%
Oil, Gas & Consumable Fuels: 5.4%
CNOOC, Ltd.	23,093,000	47,270,747
China Shenhua Energy Co., Ltd. H Shares	10,233,500	43,285,710

	Shares	Value
China Petroleum & Chemical Corp. (Sinopec) H Shares	36,070,000	$39,272,325
		129,828,782
Energy Equipment & Services: 1.6%
China Oilfield Services, Ltd. H Shares	26,168,000	37,636,472
Total Energy		167,465,254

UTILITIES: 6.0%
Electric Utilities: 3.0%
Cheung Kong Infrastructure Holdings, Ltd.	11,622,500	70,746,075

Gas Utilities: 2.3%
Hong Kong & China Gas Co., Ltd.	21,527,218	55,231,112

Independent Power Producers & Energy Traders: 0.7%
China Longyuan Power Group Corp. H Shares	20,724,000	17,400,666
Total Utilities		143,377,853

TELECOMMUNICATION SERVICES: 5.6%
Wireless Telecommunication Services: 3.8%
China Mobile, Ltd.	5,666,583	62,398,021
China Mobile, Ltd. ADR	522,300	28,768,284
		91,166,305
Diversified Telecommunication Services: 1.8%
China Communications Services Corp., Ltd. H Shares	85,864,800	41,497,072
Total Telecommunication Services		132,663,377

HEALTH CARE: 3.8%
Health Care Equipment & Supplies: 2.0%
Mindray Medical International, Ltd. ADR	1,407,968	46,420,705

Health Care Providers & Services: 1.8%
Sinopharm Group Co., Ltd. H Shares	15,334,800	42,900,359
Total Health Care		89,321,064

TOTAL INVESTMENTS: 99.9% (Cost $1,959,383,189(d))		2,375,030,107

CASH AND OTHER ASSETS, LESS LIABILITIES : 0.1%		2,755,154

NET ASSETS: 100.0%		$2,377,785,261

(a)	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).
(b)	Non-income producing security.
(c)	Illiquid security.
(d)	Cost for federal income tax purposes is $1,961,627,737 and net unrealized appreciation consists of:

	Gross unrealized appreciation	$557,805,714
	Gross unrealized depreciation	(144,403,344)
	Net unrealized appreciation	$413,402,370

†	Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)
ADR	American Depositary Receipt

See accompanying notes to schedules of investments.

Matthews India Fund	March 31, 2012
Schedule of Investments(a) (unaudited)

COMMON EQUITIES:  96.3%

	Shares	Value
FINANCIALS: 23.7%
Commercial Banks: 13.2%
Allahabad Bank	6,544,668	$23,963,626
ICICI Bank, Ltd.	1,150,000	19,945,793
HDFC Bank, Ltd.	1,890,165	19,266,523
Corporation Bank	1,263,268	10,572,345
HDFC Bank, Ltd. ADR	264,635	9,024,054
Axis Bank, Ltd.	333,532	7,508,011
ICICI Bank, Ltd. ADR	113,283	3,950,178
		94,230,530
Diversified Financial Services: 5.5%
Kotak Mahindra Bank, Ltd.	2,150,000	23,031,413
Infrastructure Development Finance Co., Ltd.	6,211,855	16,459,520
Multi Commodity Exchange of India, Ltd.(b)	7,509	187,228
		39,678,161
Real Estate Management & Development: 2.7%
Ascendas India Trust	29,043,000	19,193,587

Thrifts & Mortgage Finance: 2.3%
Housing Development Finance Corp.	1,225,000	16,194,482
Total Financials		169,296,760

INDUSTRIALS: 17.2%
Machinery: 8.1%
Ashok Leyland, Ltd.	40,022,554	23,873,433
AIA Engineering, Ltd.	1,966,467	14,190,373
Thermax, Ltd.	1,378,128	12,531,010
Jain Irrigation Systems, Ltd.	3,675,635	7,091,190
		57,686,006
Road & Rail: 2.9%
Container Corp. of India, Ltd.	1,114,216	20,861,179

Electrical Equipment: 2.4%
Crompton Greaves, Ltd.	6,187,500	16,745,731

Industrial Conglomerates: 2.0%
MAX India, Ltd.(b)	4,388,102	14,549,946

Transportation Infrastructure: 1.8%
Gujarat Pipavav Port, Ltd.(b)	11,300,000	13,126,673
Total Industrials		122,969,535

INFORMATION TECHNOLOGY: 11.5%
IT Services: 6.2%
CMC, Ltd.	940,418	18,345,525
Infosys, Ltd. ADR	238,179	13,583,348
Infosys, Ltd.	218,281	12,257,637
		44,186,510
Internet Software & Services: 3.3%
Info Edge India, Ltd.	1,662,489	23,858,118

Software: 2.0%
Polaris Financial Technology, Ltd.	4,400,318	14,170,457
Total Information Technology		82,215,085

CONSUMER DISCRETIONARY: 11.1%
Media: 5.2%
Sun TV Network, Ltd.	2,745,127	16,400,124
Jagran Prakashan, Ltd.	7,970,207	15,786,216
Dish TV India, Ltd.(b)	3,868,505	4,855,360
		37,041,700
Auto Components: 5.0%
Exide Industries, Ltd.	12,158,951	35,587,640

Textiles, Apparel & Luxury Goods: 0.9%
Titan Industries, Ltd.	1,538,820	6,900,376
Total Consumer Discretionary		79,529,716

CONSUMER STAPLES: 11.1%
Personal Products: 7.7%
Emami, Ltd.	3,267,712	25,946,061
Dabur India, Ltd.	10,654,430	22,290,499
Bajaj Corp., Ltd.	3,100,458	6,998,192
		55,234,752
Tobacco: 3.4%
ITC, Ltd.	5,445,000	24,242,946
Total Consumer Staples		79,477,698

MATERIALS: 10.2%
Chemicals: 7.3%
Asian Paints, Ltd.	469,000	29,841,596
Castrol India, Ltd.	2,126,301	22,380,741
		52,222,337
Construction Materials: 1.6%
Grasim Industries, Ltd.	224,459	11,567,858

Metals & Mining: 1.3%
NMDC, Ltd.	2,995,923	9,471,842
Total Materials		73,262,037

HEALTH CARE: 5.5%
Pharmaceuticals: 5.5%
Sun Pharmaceutical Industries, Ltd.	3,007,300	33,649,688
Cipla India, Ltd.	988,275	5,921,109
Total Health Care		39,570,797

UTILITIES: 4.7%
Gas Utilities: 3.2%
GAIL India, Ltd.	3,094,751	22,858,724

Electric Utilities: 1.5%
CESC, Ltd.	2,016,149	10,745,224
Total Utilities		33,603,948

ENERGY: 1.3%
Oil, Gas & Consumable Fuels: 1.3%
Reliance Industries, Ltd.	650,742	9,594,708
Total Energy		9,594,708
TOTAL COMMON EQUITIES (Cost $640,721,324)		689,520,284

CORPORATE BONDS: 2.9%

	Face Amount*
MATERIALS: 1.8%
Metals & Mining: 1.8%
Welspun Corp., Ltd., Cnv. 4.500%, 10/17/14	15,200,000	13,110,000
Total Materials		13,110,000

	Face Amount*	Value
UTILITIES: 1.1%
Electric Utilities: 1.1%
Tata Power Co., Ltd., Cnv. 1.750%, 11/21/14	7,700,000	$7,665,350
Total Utilities		7,665,350
TOTAL CORPORATE BONDS (Cost $25,748,500)		20,775,350

TOTAL INVESTMENTS: 99.2% (Cost $666,469,824(c))		710,295,634

CASH AND OTHER ASSETS, LESS LIABILITIES : 0.8%		5,802,917

NET ASSETS: 100.0%		$716,098,551

(a)	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).
(b)	Non-income producing security.
(c)	Cost for federal income tax purposes is $666,792,586 and net unrealized appreciation consists of:

	Gross unrealized appreciation	$125,343,351
	Gross unrealized depreciation	(81,840,303)
	Net unrealized appreciation	$43,503,048

*	All values are in USD unless otherwise noted.
ADR	American Depositary Receipt
Cnv.	Convertible

See accompanying notes to schedules of investments.

Matthews Japan Fund	March 31, 2012
Schedule of Investments(a) (unaudited)

COMMON EQUITIES: 99.1%

	Shares	Value
INDUSTRIALS: 26.1%
Trading Companies & Distributors: 10.8%
ITOCHU Corp.	532,800	$5,837,801
Marubeni Corp.	667,000	4,850,562
Mitsui & Co., Ltd.	174,600	2,881,648
		13,570,011
Machinery: 7.6%
Harmonic Drive Systems, Inc.	101,700	2,562,703
FANUC Corp.	13,400	2,400,143
Nabtesco Corp.	80,400	1,664,825
Komatsu, Ltd.	56,300	1,618,877
EVA Precision Industrial Holdings, Ltd.	7,104,000	1,320,408
		9,566,956
Electrical Equipment: 3.4%
Nidec Corp.	46,500	4,251,259

Commercial Services & Supplies: 2.2%
JP-Holdings, Inc.	267,800	2,759,407

Construction & Engineering: 2.1%
JGC Corp.	83,000	2,590,253
Total Industrials		32,737,886

CONSUMER DISCRETIONARY: 25.8%
Automobiles: 9.5%
Toyota Motor Corp.	126,500	5,504,281
Nissan Motor Co., Ltd.	346,100	3,721,280
Fuji Heavy Industries, Ltd.	330,000	2,695,154
		11,920,715
Household Durables: 5.6%
Rinnai Corp.	49,700	3,594,518
HAJIME CONSTRUCTION Co., Ltd.	80,400	2,138,929
Sharp Corp.	180,000	1,325,802
		7,059,249
Internet & Catalog Retail: 5.0%
Rakuten, Inc.	3,987	4,179,185
Start Today Co., Ltd.	109,400	2,020,420
		6,199,605
Specialty Retail: 2.4%
Fast Retailing Co., Ltd.	8,500	1,950,167
Sanrio Co., Ltd.	27,500	1,074,012
		3,024,179
Auto Components: 1.7%
Nifco, Inc.	78,800	2,162,575

Media: 1.6%
COOKPAD, Inc.	87,000	1,958,221
Total Consumer Discretionary		32,324,544

INFORMATION TECHNOLOGY: 16.3%
Electronic Equipment, Instruments & Components: 7.8%
Murata Manufacturing Co., Ltd.	55,000	3,281,524
Kyocera Corp.	35,200	3,255,957
Hitachi, Ltd.	491,000	3,176,736
		9,714,217
Internet Software & Services: 3.5%
Kakaku.com, Inc.	96,200	2,519,836
Dena Co., Ltd.	65,500	1,814,255
		4,334,091
IT Services: 2.1%
GMO Payment Gateway, Inc.	654	2,686,320

Computers & Peripherals: 1.9%
Toshiba Corp.	544,000	2,416,055

Software: 1.0%
Capcom Co., Ltd.	55,100	1,262,854
Total Information Technology		20,413,537

FINANCIALS: 11.4%
Insurance: 5.0%
Sony Financial Holdings, Inc.	151,700	2,706,936
Tokio Marine Holdings, Inc.	86,800	2,402,726
Anicom Holdings, Inc.(b)	194,000	1,193,017
		6,302,679
Diversified Financial Services: 3.6%
ORIX Corp.	47,390	4,553,032

Real Estate Investment Trusts: 2.8%
Kenedix Realty Investment Corp., REIT	558	2,053,120
Industrial & Infrastructure Fund Investment Corp., REIT	259	1,414,389
		3,467,509
Total Financials		14,323,220

HEALTH CARE: 9.1%
Health Care Equipment & Supplies: 4.6%
Sysmex Corp.	85,200	3,461,402
Asahi Intecc Co., Ltd.	93,200	2,343,901
		5,805,303
Pharmaceuticals: 2.3%
Otsuka Holdings Co., Ltd.	53,900	1,597,842
Eisai Co., Ltd.	30,400	1,208,787
		2,806,629
Health Care Providers & Services: 2.2%
Ship Healthcare Holdings, Inc.	78,800	1,615,341
Message Co., Ltd.	383	1,147,489
		2,762,830
Total Health Care		11,374,762

CONSUMER STAPLES: 5.4%
Food & Staples Retailing: 2.7%
Daikokutenbussan Co., Ltd.	66,600	1,792,236
Ain Pharmaciez, Inc.	30,200	1,630,043
		3,422,279
Household Products: 1.4%
Pigeon Corp.	45,000	1,679,855

Tobacco: 1.3%
Japan Tobacco, Inc.	290	1,641,533
Total Consumer Staples		6,743,667

MATERIALS: 4.1%
Chemicals: 2.4%
JSR Corp.	86,800	1,761,196

	Shares	Value
Nitto Denko Corp.	30,200	$1,231,535
		2,992,731
Metals & Mining: 1.7%
Hitachi Metals, Ltd.	177,000	2,217,157
Total Materials		5,209,888

TELECOMMUNICATION SERVICES: 0.9%
Wireless Telecommunication Services: 0.9%
KDDI Corp.	182	1,184,192
Total Telecommunication Services		1,184,192

TOTAL INVESTMENTS: 99.1% (Cost $114,237,148(c))		124,311,696

CASH AND OTHER ASSETS, LESS LIABILITIES : 0.9%		1,108,739

NET ASSETS: 100.0%		$125,420,435

(a)	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).
(b)	Non-income producing security.
(c)	Cost for federal income tax purposes is $114,237,148 and net unrealized appreciation consists of:

	Gross unrealized appreciation	$14,430,130
	Gross unrealized depreciation	(4,355,582)
	Net unrealized appreciation	$10,074,548

REIT	Real Estate Investment Trust

See accompanying notes to schedules of investments.

Matthews Korea Fund	March 31, 2012
Schedule of Investments(a) (unaudited)

COMMON EQUITIES:  SOUTH KOREA: 93.0%

	Shares	Value
INFORMATION TECHNOLOGY: 22.7%
Semiconductors & Semiconductor Equipment: 15.7%
Samsung Electronics Co., Ltd.	28,360	$31,991,634

Internet Software & Services: 5.1%
NHN Corp.	22,226	5,101,295
Daum Communications Corp.	29,824	3,132,428
SBS Contents Hub Co., Ltd.	210,050	2,005,460
		10,239,183
Electronic Equipment, Instruments & Components: 1.9%
Samsung Electro-Mechanics Co., Ltd.	29,309	2,593,257
Uju Electronics Co., Ltd.	58,171	1,319,920
		3,913,177
Total Information Technology		46,143,994

CONSUMER DISCRETIONARY: 22.2%
Automobiles: 5.7%
Kia Motors Corp.	106,525	6,990,183
Hyundai Motor Co.	22,098	4,563,198
		11,553,381
Auto Components: 4.0%
Hyundai Mobis	18,420	4,675,323
Hankook Tire Co., Ltd.	80,640	2,992,571
Motonic Corp.	64,140	484,061
		8,151,955
Multiline Retail: 3.7%
Hyundai Department Store Co., Ltd.	24,897	3,826,606
Hyundai Greenfood Co., Ltd.	216,970	2,908,633
Shinsegae Co., Ltd.	3,996	842,665
		7,577,904
Hotels, Restaurants & Leisure: 3.6%
Modetour Network, Inc.	148,711	3,937,819
Shinsegae Food Co., Ltd.	48,757	3,412,297
		7,350,116
Media: 3.4%
Cheil Worldwide, Inc.	159,560	2,553,969
CJ CGV Co., Ltd.	103,580	2,425,188
SBS Media Holdings Co., Ltd.	626,560	2,004,301
		6,983,458
Internet & Catalog Retail: 1.8%
Hyundai Home Shopping Network Corp.	30,317	3,599,434
Total Consumer Discretionary		45,216,248

FINANCIALS: 16.0%
Commercial Banks: 5.9%
Shinhan Financial Group Co., Ltd.	157,294	6,093,637
Hana Financial Group, Inc.	86,490	3,276,915
KB Financial Group, Inc.	74,076	2,716,288
		12,086,840
Insurance: 5.8%
Dongbu Insurance Co., Ltd.	122,511	5,300,291
Samsung Fire & Marine Insurance Co., Ltd.	17,298	3,265,382
Hyundai Marine & Fire Insurance Co., Ltd.	112,070	3,227,489
		11,793,162
Capital Markets: 3.6%
Kiwoom Securities Co., Ltd.	80,594	5,054,347
Samsung Securities Co., Ltd.	44,079	2,223,221
		7,277,568
Diversified Financial Services: 0.7%
NICE Information Service Co., Ltd.	58,009	1,335,986
Total Financials		32,493,556

INDUSTRIALS: 9.6%
Construction & Engineering: 3.8%
Samsung Engineering Co., Ltd.	20,882	4,462,943
Hyundai Engineering & Construction Co., Ltd.	45,968	3,285,960
		7,748,903
Building Products: 1.6%
KCC Corp.	11,465	3,313,056

Industrial Conglomerates: 1.3%
Samsung Techwin Co., Ltd.	44,340	2,669,893

Commercial Services & Supplies: 1.3%
KEPCO Plant Service & Engineering Co., Ltd.	69,478	2,528,118

Airlines: 0.8%
Asiana Airlines, Inc.(b)	269,450	1,674,741

Electrical Equipment: 0.8%
LS Corp.	21,254	1,503,092
Total Industrials		19,437,803

MATERIALS: 9.2%
Chemicals: 5.1%
LG Chem, Ltd.	14,956	4,896,428
OCI Materials Co., Ltd.	45,952	2,800,645
KPX Chemical Co., Ltd.	30,904	1,611,568
Hyosung Corp.	19,311	1,024,556
		10,333,197
Metals & Mining: 4.1%
POSCO ADR	75,900	6,352,830
Poongsan Corp.	77,410	2,072,427
		8,425,257
Total Materials		18,758,454

CONSUMER STAPLES: 8.9%
Food Products: 3.6%
Orion Corp.	7,319	5,156,647
Binggrae Co., Ltd.	42,696	2,132,274
		7,288,921
Household Products: 2.3%
LG Household & Health Care, Ltd.	8,739	4,596,470

Personal Products: 2.0%
Amorepacific Corp.	3,819	4,030,578

Tobacco: 1.0%
KT&G Corp.	30,107	2,131,592
Total Consumer Staples		18,047,561

ENERGY: 2.1%
Oil, Gas & Consumable Fuels: 2.1%
SK Innovation Co., Ltd.	29,694	4,357,974
Total Energy		4,357,974

	Shares	Value
HEALTH CARE: 1.8%
Pharmaceuticals: 1.8%
Dong-A Pharmaceutical Co., Ltd.	30,796	$2,206,493
Yuhan Corp.	14,730	1,535,324
Total Health Care		3,741,817

TELECOMMUNICATION SERVICES: 0.5%
Diversified Telecommunication Services: 0.5%
KT Corp.	39,384	1,092,850
Total Telecommunication Services		1,092,850

TOTAL COMMON EQUITIES (Cost $134,269,949)		189,290,257

PREFERRED EQUITIES: SOUTH KOREA: 4.6%

CONSUMER DISCRETIONARY: 2.4%
Automobiles: 2.4%
Hyundai Motor Co., Ltd., 2nd Pfd.	77,988	4,846,592
Total Consumer Discretionary		4,846,592

FINANCIALS: 1.3%
Insurance: 1.3%
Samsung Fire & Marine Insurance Co., Ltd., Pfd.	39,684	2,612,794
Total Financials		2,612,794

MATERIALS: 0.9%
Chemicals: 0.9%
LG Chem, Ltd., Pfd.	17,405	1,787,581
Total Materials		1,787,581

TOTAL PREFERRED EQUITIES (Cost $7,618,630)		9,246,967

TOTAL INVESTMENTS: 97.6% (Cost $141,888,579(c))		198,537,224

CASH AND OTHER ASSETS, LESS LIABILITIES : 2.4%		4,842,608

NET ASSETS: 100.0%		$203,379,832

(a)	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).
(b)	Non-income producing security.
(c)	Cost for federal income tax purposes is $142,635,823 and net unrealized appreciation consists of:

	Gross unrealized appreciation	$62,404,402
	Gross unrealized depreciation	(6,503,001)
	Net unrealized appreciation	$55,901,401

ADR	American Depositary Receipt
Pfd.	Preferred

See accompanying notes to schedules of investments.

Matthews Asia Small Companies Fund	March 31, 2012
Schedule of Investments(a) (unaudited)

COMMON EQUITIES:  97.1%

	Shares	Value
CHINA/HONG KONG: 30.7%
Towngas China Co., Ltd.	11,118,000	$8,063,298
Vinda International Holdings, Ltd.	4,453,000	6,884,527
Trinity, Ltd.	8,228,000	6,770,233
Yip’s Chemical Holdings, Ltd.	7,510,000	5,411,441
Singamas Container Holdings, Ltd.	16,516,000	4,904,758
Minth Group, Ltd.	4,114,000	4,767,442
Dah Chong Hong Holdings, Ltd.	4,390,000	4,660,593
Comba Telecom Systems Holdings, Ltd.	8,018,511	4,445,742
Xingda International Holdings, Ltd.	9,378,000	4,303,979
KWG Property Holding, Ltd.	7,206,000	4,170,871
Hengdeli Holdings, Ltd.	9,000,000	3,822,191
Lee’s Pharmaceutical Holdings, Ltd.	9,485,000	3,803,126
Xinyi Glass Holdings, Ltd.	6,146,000	3,758,852
SITC International Holdings Co., Ltd.	11,893,000	3,724,244
Shenguan Holdings Group, Ltd.	6,244,000	3,705,835
AAC Technologies Holdings, Inc.	1,352,000	3,682,421
Airtac International Group	672,000	3,514,863
PCD Stores Group, Ltd.	23,876,900	3,390,959
Dalian Port PDA Co., Ltd. H Shares	12,828,000	3,291,351
Kosmopolito Hotels International, Ltd.	19,052,000	3,220,747
China Kanghui Holdings, Inc. ADR(b)	147,400	2,802,074
Wasion Group Holdings, Ltd.	5,652,000	2,631,165
Silver Base Group Holdings, Ltd.	3,394,000	2,359,956
E-Commerce China Dangdang, Inc. ADR(b)	241,700	1,957,770
TAL Education Group ADR(b)	172,362	1,918,389
Fook Woo Group Holdings, Ltd.(b),(c)	24,622,000	1,811,157
Total China/Hong Kong		103,777,984

TAIWAN: 16.0%
St. Shine Optical Co., Ltd.	763,492	9,929,219
Pacific Hospital Supply Co., Ltd.	2,079,155	6,190,881
TXC Corp.	3,784,792	6,004,001
Simplo Technology Co., Ltd.	785,310	5,951,024
Wah Lee Industrial Corp.	4,125,000	5,930,962
WT Microelectronics Co., Ltd.	3,908,000	5,838,876
Chroma ATE, Inc.	2,223,081	5,691,212
Formosa International Hotels Corp.	315,717	4,485,114
Synnex Technology International Corp.	1,636,523	4,074,656
Total Taiwan		54,095,945

INDIA: 15.9%
Ipca Laboratories, Ltd.	808,208	5,318,340
Emami, Ltd.	662,496	5,260,305
GlaxoSmithKline Consumer Healthcare, Ltd.	94,290	5,133,544
Page Industries, Ltd.	95,185	5,040,915
Gujarat Pipavav Port, Ltd.(b)	4,061,512	4,718,065
CRISIL, Ltd.	243,954	4,699,747
CMC, Ltd.	220,478	4,301,050
Federal Bank, Ltd.	479,245	4,015,944
Castrol India, Ltd.	368,744	3,881,277
Polaris Financial Technology, Ltd.	1,138,850	3,667,468
AIA Engineering, Ltd.	500,705	3,613,176
Exide Industries, Ltd.	829,267	2,427,155
India Infoline, Ltd.	1,268,196	1,665,511
Total India		53,742,497

SOUTH KOREA: 13.0%
Pyeong Hwa Automotive Co., Ltd.	374,657	5,539,848
Dongbu Insurance Co., Ltd.	120,231	5,201,650
Daum Communications Corp.	49,259	5,173,695
Modetour Network, Inc.	182,859	4,842,046
OCI Materials Co., Ltd.	74,585	4,545,746
Kiwoom Securities Co., Ltd.	68,166	4,274,942
Cheil Worldwide, Inc.	265,635	4,251,839
KEPCO Plant Service & Engineering Co., Ltd.	111,147	4,044,340
POSCO Chemtech Co., Ltd.	25,812	3,266,384
Korea Zinc Co., Ltd.	8,661	2,989,424
Total South Korea		44,129,914

INDONESIA: 7.2%
PT AKR Corporindo	12,888,000	6,066,774
PT Bank Tabungan Pensiunan Nasional(b)	14,154,500	5,572,584
PT Jasa Marga Persero	9,869,000	5,567,654
PT Nippon Indosari Corpindo	13,130,500	5,051,584
PT Sumber Alfaria Trijaya(b)	3,890,500	2,141,791
Total Indonesia		24,400,387

MALAYSIA: 5.6%
Dialog Group BHD	6,995,205	4,958,994
KPJ Healthcare BHD	2,896,500	4,874,756
LPI Capital BHD	1,015,600	4,627,435
Alliance Financial Group BHD	3,609,900	4,592,245
Total Malaysia		19,053,430

THAILAND: 4.7%
Tisco Financial Group Public Co., Ltd.	4,435,600	5,965,183
Dynasty Ceramic Public Co., Ltd.	2,602,000	5,507,513
SNC Former Public Co., Ltd.	4,676,600	4,430,870
Total Thailand		15,903,566

SINGAPORE: 2.9%
Amtek Engineering, Ltd.	7,771,000	4,430,091
Petra Foods, Ltd.	2,274,000	4,395,863
Super Group, Ltd.	582,000	837,792
Total Singapore		9,663,746

PHILIPPINES: 1.1%
Alliance Global Group, Inc.	10,215,000	3,003,287
Security Bank Corp.	212,500	709,090
Total Philippines		3,712,377

TOTAL COMMON EQUITIES (Cost $327,765,010)		328,479,846

WARRANTS: 0.0%
MALAYSIA: 0.0%
Dialog Group BHD, expires 02/12/17	582,933	106,559
Total Malaysia		106,559
TOTAL WARRANTS (Cost $0)		106,559

Value
TOTAL INVESTMENTS: 97.1% (Cost $327,765,010(d))	$328,586,405

CASH AND OTHER ASSETS, LESS LIABILITIES : 2.9%	9,885,867

NET ASSETS: 100.0%	$338,472,272

(a)	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).
(b)	Non-income producing security.
(c)	Illiquid security.
(d)	Cost for federal income tax purposes is $327,800,293 and net unrealized appreciation consists of:

	Gross unrealized appreciation	$41,664,732
	Gross unrealized depreciation	(40,878,620)
	Net unrealized appreciation	$786,112

ADR	American Depositary Receipt
BHD	Berhad

See accompanying notes to schedules of investments.

Matthews China Small Companies Fund	March 31, 2012
Schedule of Investments(a) (unaudited)

COMMON EQUITIES:  95.7%

	Shares	Value
CONSUMER DISCRETIONARY: 23.0%
Hotels, Restaurants & Leisure: 6.7%
Ajisen China Holdings, Ltd.	137,000	$181,057
Home Inns & Hotels Management, Inc. ADR(b)	4,300	109,693
Gourmet Master Co., Ltd.	12,400	103,012
		393,762
Distributors: 3.6%
Dah Chong Hong Holdings, Ltd.	112,000	118,904
Sparkle Roll Group, Ltd.(c)	1,032,000	94,441
		213,345
Textiles, Apparel & Luxury Goods: 3.5%
Trinity, Ltd.	168,000	138,235
Anta Sports Products, Ltd.	63,000	65,538
		203,773
Media: 3.2%
Television Broadcasts, Ltd.	28,000	189,040

Specialty Retail: 3.0%
Hengdeli Holdings, Ltd.	412,000	174,971

Diversified Consumer Services: 1.6%
TAL Education Group ADR(b)	8,600	95,718

Leisure Equipment & Products: 1.0%
Goodbaby International Holdings, Ltd.	161,000	56,553

Multiline Retail: 0.4%
PCD Stores Group, Ltd.	168,000	23,859
Total Consumer Discretionary		1,351,021

INDUSTRIALS: 20.4%
Machinery: 7.6%
Haitian International Holdings, Ltd.	165,000	184,422
Sany Heavy Equipment International Holdings Co., Ltd.	172,000	130,052
China National Materials Co., Ltd. H Shares	217,000	88,072
EVA Precision Industrial Holdings, Ltd.	228,000	42,378
		444,924
Electrical Equipment: 5.6%
Zhuzhou CSR Times Electric Co., Ltd. H Shares	69,000	176,520
Hangzhou Steam Turbine Co., Ltd. B Shares	116,323	151,072
		327,592
Transportation Infrastructure: 4.3%
Yuexiu Transport Infrastructure, Ltd.	372,000	185,839
Dalian Port PDA Co., Ltd. H Shares	270,000	69,275
		255,114
Industrial Conglomerates: 1.5%
Chongqing Machinery & Electric Co., Ltd. H Shares	480,000	89,770

Marine: 1.4%
SITC International Holdings Co., Ltd.	258,000	80,792
Total Industrials		1,198,192

CONSUMER STAPLES: 15.1%
Household Products: 5.8%
Vinda International Holdings, Ltd.	124,000	191,709
NVC Lighting Holdings, Ltd.	405,000	150,442
		342,151
Food & Staples Retailing: 4.7%
Wumart Stores, Inc. H Shares	75,000	165,396
Lianhua Supermarket Holdings Co., Ltd. H Shares	96,000	108,934
		274,330
Food Products: 4.6%
Tenfu Cayman Holdings Co., Ltd.(b)	132,000	101,486
Shenguan Holdings Group, Ltd.	166,000	98,522
China Fishery Group, Ltd.(b)	80,000	73,836
		273,844
Total Consumer Staples		890,325

INFORMATION TECHNOLOGY: 13.2%
Electronic Equipment, Instruments & Components: 5.0%
Digital China Holdings, Ltd.	132,000	262,611
China High Precision Automation Group, Ltd.(c)	195,000	34,375
		296,986
Semiconductors & Semiconductor Equipment: 2.7%
Spreadtrum Communications, Inc. ADR	5,900	97,350
RDA Microelectronics, Inc. ADR(b)	5,600	61,908
		159,258
Communications Equipment: 1.9%
Comba Telecom Systems Holdings, Ltd.	199,500	110,610

Internet Software & Services: 1.9%
21Vianet Group, Inc. ADR(b)	9,700	110,095

Software: 1.7%
Kingdee International Software Group Co., Ltd.	414,000	99,944
Total Information Technology		776,893

HEALTH CARE: 8.4%
Life Sciences Tools & Services: 3.3%
WuXi PharmaTech Cayman, Inc. ADR(b)	13,300	191,520

Pharmaceuticals: 2.6%
Sino Biopharmaceutical	512,000	137,211
The United Laboratories International Holdings, Ltd.	36,000	17,914
		155,125
Health Care Equipment & Supplies: 2.5%
China Kanghui Holdings, Inc. ADR(b)	7,600	144,476
Total Health Care		491,121

FINANCIALS: 6.5%
Real Estate Management & Development: 6.5%
China Overseas Grand Oceans Group, Ltd.	204,500	224,019
Franshion Properties China, Ltd.	604,000	155,565
Total Financials		379,584

MATERIALS: 4.9%
Containers & Packaging: 3.1%
Taiwan Hon Chuan Enterprise Co., Ltd.	47,535	108,012
Greatview Aseptic Packaging Co., Ltd.(b)	148,000	77,790
		185,802
Chemicals: 1.8%
Yip’s Chemical Holdings, Ltd.	144,000	103,761
Total Materials		289,563

	Shares	Value
UTILITIES: 4.2%
Gas Utilities: 4.2%
Towngas China Co., Ltd.	344,000	$249,485
Total Utilities		249,485

TOTAL INVESTMENTS: 95.7% (Cost $6,359,734(d))		5,626,184

CASH AND OTHER ASSETS, LESS LIABILITIES : 4.3%		254,866

NET ASSETS: 100.0%		$5,881,050

(a)	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).
(b)	Non-income producing security.
(c)	Illiquid security.
(d)	Cost for federal income tax purposes is $6,364,996 and net unrealized depreciation consists of:

	Gross unrealized appreciation	$265,846
	Gross unrealized depreciation	(1,004,658)
	Net unrealized depreciation	$(738,812)

ADR	American Depositary Receipt

See accompanying notes to schedules of investments.

Matthews Asia Science and Technology Fund	March 31, 2012
Schedule of Investments(a) (unaudited)

COMMON EQUITIES:  98.7%

	Shares	Value
CHINA/HONG KONG: 31.3%
Baidu, Inc. ADR(b)	81,800	$11,923,986
Digital China Holdings, Ltd.	2,127,000	4,231,621
Spreadtrum Communications, Inc. ADR	247,400	4,082,100
Sunny Optical Technology Group Co., Ltd.	10,264,000	3,766,880
21Vianet Group, Inc. ADR(b)	282,701	3,208,656
ZTE Corp. H Shares	924,944	2,493,420
China Mobile, Ltd. ADR	44,600	2,456,568
Airtac International Group	467,000	2,442,620
WuXi PharmaTech Cayman, Inc. ADR(b)	160,900	2,316,960
AAC Technologies Holdings, Inc.	822,000	2,238,868
NetEase.com, Inc. ADR(b)	38,300	2,225,230
51job, Inc. ADR(b)	32,800	1,865,008
Sinopharm Group Co., Ltd. H Shares	658,400	1,841,928
Sany Heavy Equipment International Holdings Co., Ltd.	1,989,000	1,503,913
Kingdee International Software Group Co., Ltd.	5,176,000	1,249,541
EVA Precision Industrial Holdings, Ltd.	6,274,000	1,166,137
Ctrip.com International, Ltd. ADR(b)	16,726	361,950
Total China/Hong Kong		49,375,386

TAIWAN: 19.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,483,933	4,266,272
Hon Hai Precision Industry Co., Ltd.	1,043,982	4,064,395
St. Shine Optical Co., Ltd.	217,000	2,822,086
Synnex Technology International Corp.	1,127,447	2,807,146
Simplo Technology Co., Ltd.	367,980	2,788,527
TXC Corp.	1,733,198	2,749,457
Chroma ATE, Inc.	981,360	2,512,337
Delta Electronics, Inc.	738,000	2,172,211
PChome Online, Inc.	311,000	1,758,310
Foxconn Technology Co., Ltd.	412,350	1,714,264
Largan Precision Co., Ltd.	70,000	1,386,316
Asustek Computer, Inc.	135,000	1,278,273
Total Taiwan		30,319,594

JAPAN: 19.2%
Hitachi, Ltd.	549,000	3,551,992
FANUC Corp.	18,000	3,224,073
Nabtesco Corp.	144,700	2,996,270
Toshiba Corp.	644,000	2,860,183
Asahi Intecc Co., Ltd.	107,500	2,703,534
Tokyo Electron, Ltd.	41,500	2,393,071
Murata Manufacturing Co., Ltd.	39,200	2,338,832
Hamamatsu Photonics, K.K.	59,100	2,248,897
Hoya Corp.	99,400	2,244,675
SMC Corp.	13,500	2,160,414
Rakuten, Inc.	1,926	2,018,839
Kakaku.com, Inc.	58,500	1,532,333
Total Japan		30,273,113

SOUTH KOREA: 19.0%
Samsung Electronics Co., Ltd.	9,629	10,862,040
NHN Corp.	16,087	3,692,277
Cheil Industries, Inc.	36,419	3,087,216
LG Chem, Ltd.	8,188	2,680,660
Kiwoom Securities Co., Ltd.	35,695	2,238,565
OCI Materials Co., Ltd.	36,176	2,204,826
Samsung Electro-Mechanics Co., Ltd.	24,640	2,180,144
JVM Co., Ltd.(b)	43,232	1,652,963
SBS Contents Hub Co., Ltd.	138,152	1,319,011
Total South Korea		29,917,702

INDIA: 4.4%
Info Edge India, Ltd.	250,840	3,599,765
Exide Industries, Ltd.	589,037	1,724,033
Polaris Financial Technology, Ltd.	509,408	1,640,460
Multi Commodity Exchange of India, Ltd.(b)	1,540	38,398
Total India		7,002,656

UNITED STATES: 2.1%
Cognizant Technology Solutions Corp. Class A(b)	44,100	3,393,495
Total United States		3,393,495

MALAYSIA: 1.5%
KPJ Healthcare BHD	1,384,000	2,329,246
Total Malaysia		2,329,246

INDONESIA: 1.4%
PT Telekomunikasi Indonesia Persero ADR	75,000	2,277,000
Total Indonesia		2,277,000

VIETNAM: 0.6%
FPT Corp.	330,960	920,634
Total Vietnam		920,634

TOTAL INVESTMENTS: 98.7% (Cost $135,723,725(c))		155,808,826

CASH AND OTHER ASSETS, LESS LIABILITIES : 1.3%		2,002,180

NET ASSETS: 100.0%		$157,811,006

(a)	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).
(b)	Non-income producing security.
(c)	Cost for federal income tax purposes is $135,820,760 and net unrealized appreciation consists of:

	Gross unrealized appreciation	$31,484,575
	Gross unrealized depreciation	(11,496,509)
	Net unrealized appreciation	$19,988,066

ADR	American Depositary Receipt
BHD	Berhad

See accompanying notes to schedules of investments.

Notes to Schedules of Investments (unaudited)

A. SECURITY VALUATION: Matthews Asia Funds’ (each a “Fund, collectively the “Funds”) exchange-traded securities are valued based on market quotations for those securities, or on their fair value determined by or under the direction of the Funds’ Board of Trustees (the “Board”). Market quotations are provided by pricing services that are independent of the Funds and Matthews. Foreign exchange-traded securities are valued as of the close of trading on the primary exchange on which they trade. Securities that trade in over-the-counter markets, including most debt securities (bonds), may be valued by other third-party vendors or by using indicative bid quotations from bond dealers or market makers, or other available market information, or on their fair value as determined by or under the direction of the Board. Financial futures contracts traded on exchanges are valued at their settlement price. Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined at the close of business on the New York Stock Exchange (“NYSE”). Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. The Funds may also utilize independent pricing services to assist them in determining a current market value for each security based on sources believed to be reliable.

The books and records of the Funds are maintained in U.S. dollars. Transactions, portfolio securities, and assets and liabilities denominated in a foreign currency are translated and recorded in U.S. dollars at the prevailing exchange rate as of the close of trading on the NYSE. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in foreign exchange rates from that which is due to changes in market prices of equity securities.

Market values for equity securities are determined based on quotations from the principal (or most advantageous) market on which the security is traded. Market quotations used by the Funds include last reported sale prices, or, if such prices are not reported or available, bid and ask prices. Securities are valued through valuations obtained from a commercial pricing service or by securities dealers in accordance with procedures established by the Board.

The Board has delegated the responsibility of making fair value determinations to the Funds’ Valuation Committee (the “Valuation Committee”) subject to the Funds’ Pricing Policies.  When fair value pricing is employed, the prices of securities used by a Fund to calculate its Net Asset Value (“NAV”) may differ from any quoted or published prices for the same securities for that day.  All fair value determinations are made subject to the Board’s oversight.  Events affecting the value of foreign investments may occur between the time at which they are determined and when the Funds calculate their NAV, which is normally the close of trading on the NYSE. If such events render market quotations unreliable, and the impact of such events can be reasonably determined, the investments will be valued at their fair value. The fair value of a security held by the Funds may be determined using the services of third-party pricing services retained by the Funds or by the Valuation Committee, in either case subject to the Board’s oversight.

Foreign securities held by the Funds may be traded on days and at times when the NYSE is closed. Accordingly, the NAV of the Funds may be significantly affected on days when shareholders have no access to the Funds.

B. FAIR VALUE MEASUREMENTS: In accordance with the guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States (“U.S. GAAP”), the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.  The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). Various inputs are used in determining the fair value of investments and derivative financial instruments, which are as follows:

Level 1: Quoted prices in active markets for identical securities.

Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of March 31, 2012, Level 3 securities consist primarily of equities that, as of March 31, 2012, were suspended from trading.  As described in Note A, these securities are valued based on their fair value as determined under the direction of the Board. The significant unobservable inputs, the methodology used for valuing such securities, and the characterization of such securities as Level 3 securities are not necessarily an indication of liquidity, or the risk associated with investing in these securities.  Level 2 equity securities consist primarily of securities that have been fair valued by third-party pricing services (see Note A).

The summary of inputs used to determine the fair valuation of the Fund’s investments and derivative financial instruments as of March 31, 2012 is as follows:

		Matthews Asian
	Matthews Asia	Growth and	Matthews Asia	Matthews Asia	Matthews Pacific
	Strategic Income Fund	Income Fund	Dividend Fund	Growth Fund	Tiger Fund
Level 1: Quoted Prices
Common Equities:
Australia	$—	$—	$105,306,317	$—	$—
China/Hong Kong	—	49,874,940	80,598,564	20,018,662	309,701,952
India	—	—	—	46,302	23,419,365
Indonesia	—	35,023,296	21,787,368	—	11,406,252
South Korea	—	28,605,323	—	—	—
Taiwan	—	106,843,804	91,517,174	—	—
United Kingdom	—	91,014,282	74,299,583	—	—
Vietnam	—	25,558,772	—	6,901,025	52,099,185
Preferred Equities:
South Korea	—	33,928,071	—	—	—
Warrants:
India	—	6,181,268	—	—	—
Closed-End Investment Company:
Thailand	—	—	6,989,999	—	—
Level 2: Other Significant Observable Inputs
Foreign Government Obligations:
Indonesia	2,244,714	—	—	—	—
Malaysia	1,694,877	—	—	—	—
Philippines	1,790,168	—	—	—	—
South Korea	1,363,953	—	—	—	—
Sri Lanka	370,125	—	—	—	—
Thailand	491,180	—	—	—	—
Corporate Bonds:
Australia	602,090	24,929,730	—	—	—
China/Hong Kong	3,877,937	158,030,832	—	—	—
India	—	123,190,250	—	—	—
Indonesia	897,750	—	—	—	—
Japan	238,182	—	—	—	—
Malaysia	369,104	22,634,500	—	—	—
Philippines	1,088,164	—	—	—	—
Singapore	1,096,067	130,422,975	—	—	—
South Korea	1,103,419	—	—	—	—
Thailand	879,155	—	—	—	—
Common Equities:
Australia	—	264,254,137	141,887,279	19,483,314	—
Cambodia	—	—	—	8,098,588	—
China/Hong Kong	388,450	475,345,218	686,295,685	80,521,830	1,509,784,529
India	—	—	—	25,064,836	850,587,347
Indonesia	—	59,036,912	66,220,879	23,636,339	491,836,307
Japan	—	256,480,591	609,115,978	127,092,125	—
Malaysia	—	168,503,005	2,685,701	4,408,856	297,815,006
Philippines	211,378	54,575,537	45,018,853	—	147,014,045
Singapore	398,827	489,473,985	292,386,891	14,610,309	135,209,388
South Korea	—	65,706,773	122,966,358	4,242,017	836,750,607
Sri Lanka	—	—	—	6,929,907	—
Taiwan	—	92,696,509	146,056,061	15,915,747	469,935,338
Thailand	304,541	280,556,616	157,448,949	27,599,538	405,404,161
United Kingdom	212,880	—	—	—	—
Vietnam	—	37,292,204	—	1,912,713	—
Preferred Equities:
South Korea	—	66,454,927	—	—	—
Level 3: Significant Unobservable Inputs
Corporate Bonds	—	42,547,060	—	—	—
Total Market Value of Investments	$19,622,961	$3,189,161,517	$2,650,581,639	$386,482,108	$5,540,963,482

Matthews Asia
Strategic Income
Fund
Derivative Financial Instruments(1)
Assets
Level 2: Other Significant Observable Inputs Foreign Currency Exchange Contracts	$11,525
Liabilities
Level 1: Quoted Prices Interest Rate Contracts	$(32,450)
Level 2: Other Significant Observable Inputs Foreign Currency Exchange Contracts	(6,169)
Total Market Value of Derivative Financial Instruments	$(27,094)

(1) Derivative financial instruments are financial futures contracts and foreign currency exchange contracts.  Financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

						Matthews China
	Matthews China	Matthews	Matthews	Matthews	Matthews	Small Companies
	Dividend Fund	China Fund	India Fund	Japan Fund	Korea Fund	Fund
Investments
Level 1: Quoted Prices
Common Equities:
Consumer Discretionary	$—	$108,068,396	$—	$—	$—	$205,411
Energy	1,881,400	—	—	—	—	—
Financials	1,604,530	19,630,648	13,161,460	1,193,017	—	—
Health Care	—	46,420,705	—	—	—	335,996
Information Technology	—	63,076,790	13,583,348	—	—	269,353
Materials	—	—	—	—	6,352,830	—
Telecommunication Services	1,858,207	28,768,284	—	—	—	—
Preferred Equities:
Financials	—	—	—	—	2,612,794	—
Level 2: Other Significant Observable Inputs
Common Equities:
Consumer Discretionary	6,299,940	413,656,984	79,529,716	32,324,544	45,216,248	1,051,169
Consumer Staples	2,013,496	297,316,680	79,477,698	6,743,667	18,047,561	890,325
Energy	752,905	167,465,254	9,594,708	—	4,357,974	—
Financials	2,466,744	469,612,433	156,135,300	13,130,203	32,493,556	379,584
Health Care	936,361	42,900,359	39,570,797	11,374,762	3,741,817	155,125
Industrials	3,687,415	207,570,757	122,969,535	32,737,886	19,437,803	1,198,192
Information Technology	3,971,749	245,453,021	68,631,737	20,413,537	46,143,994	473,165
Materials	2,243,626	—	73,262,037	5,209,888	12,405,624	289,563
Telecommunication Services	—	103,895,093	—	1,184,192	1,092,850	—
Utilities	2,328,858	143,377,853	33,603,948	—	—	249,485
Preferred Equities:
Consumer Discretionary	—	—	—	—	4,846,592	—
Materials	—	—	—	—	1,787,581	—
Corporate Bonds:
Materials	—	—	13,110,000	—	—	—
Utilities	—	—	7,665,350	—	—	—
Level 3: Significant Unobservable Inputs
Common Equities:
Consumer Discretionary	—	17,816,850	—	—	—	94,441
Information Technology	—	—	—	—	—	34,375
Total Market Value of Investments	$30,045,231	$2,375,030,107	$710,295,634	$124,311,696	$198,537,224	$5,626,184

	Matthews Asia	Matthews Asia
	Small Companies	Science and Technology
	Fund	Fund
Level 1: Quoted Prices
Common Equities:
China/Hong Kong	$6,678,233	$28,440,458
India	—	38,398
Indonesia	—	2,277,000
Singapore	4,395,863	—
United States	—	3,393,495
Vietnam	—	920,634
Warrants:
Malaysia	106,559	—
Level 2: Other Significant Observable Inputs
Common Equities:
China/Hong Kong	95,288,594	20,934,928
India	53,742,497	6,964,258
Indonesia	24,400,387	—
Japan	—	30,273,113
Malaysia	19,053,430	2,329,246
Philippines	3,712,377	29,917,702
Singapore	5,267,883	—
South Korea	44,129,914	—
Taiwan	54,095,945	30,319,594
Thailand	15,903,566	—
Level 3: Significant Unobservable Inputs
Common Equities:
China/Hong Kong	1,811,157	—
Total Market Value of Investments	$328,586,405	$155,808,826

Certain foreign securities may be fair valued by external pricing services when the Funds determine that events affecting the value of foreign securities which occur between the time at which they are determined and the close of trading on the NYSE render market quotations unreliable. Such fair valuations are categorized as Level 2 in the fair value hierarchy. Foreign securities that are valued based on market quotations are categorized as Level 1 in the fair value hierarchy (See Note A Securities Valuation).  The Funds’ policy is to recognize transfers in and transfer out as of the beginning of the reporting period. At March 31, 2012, the Funds utilized third party pricing services to fair value certain markets which were different than markets which utilized third party pricing services at December 31, 2011. As a result, certain securities held by the Funds were transferred from Level 2 into Level 1 with beginning of period values as follows:

Transfer to Level 2 from Level 1
Matthews Asia Strategic Income Fund	$926,898
Matthews Asian Growth and Income Fund	1,602,840,386
Matthews Asia Dividend Fund	1,641,968,272
Matthews China Dividend Fund	20,624,620
Matthews Asia Growth Fund	241,820,115
Matthews Pacific Tiger Fund	3,248,561,809
Matthews China Fund	1,841,746,682
Matthews India Fund	520,405,386
Matthews Japan Fund	101,603,091
Matthews Korea Fund	8,509,151
Matthews Asia Small Companies Fund	188,830,256
Matthews China Small Companies Fund	3,517,045
Matthews Asia Science and Technology Fund	76,554,488

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine value:

			Matthews Asian
	Matthews Asia	Matthews Asia	Growth and	Matthews
	Strategic Income Fund	Strategic Income Fund	Income Fund	India Fund
	Corporate Bonds	Foreign Government Obligations	Corporate Bonds	Corporate Bonds
Balance as of 12/31/11 (market value)	$4,268,354	$6,569,135	$468,582,867	$40,219,200
Accrued discounts/premiums	—	—	764,677	—
Realized gain/(loss)	—	—	—	—
Change in unrealized appreciation/depreciation	—	—	1,836,992	—
Purchases	—	—	—	—
Sales	—	—	—	—
Transfers in to Level 3*	—	—	—	—
Transfers out of Level 3*	(4,268,354)	(6,569,135)	(428,637,476)	(40,219,200)
Balance as of 3/31/12 (market value)	$—	$—	$42,547,060	$—

Net change in unrealized appreciation/depreciation on Level 3 investments held as of 3/31/12	$—	$—	$1,836,993	$—

	Matthews	Matthews Asia	Matthews China
	China Fund	Small Companies Fund	Small Companies Fund
	Common Equities -	Common Equities -	Common Equities -
	China	China	Information Technology
Balance as of 12/31/11 (market value)	$—	$3,040,262	$37,218
Accrued discounts/premiums	—	—	—
Realized gain/(loss)	—	—	—
Change in unrealized appreciation/depreciation	(4,832,223)	(1,229,105)	(7,498)
Purchases	—	—	11,027
Sales	—	—	—
Transfers in to Level 3*	22,649,073	—	88,069
Transfers out of Level 3*	—	—	—
Balance as of 3/31/12 (market value)	$17,816,850	$1,811,157	$128,816

Net change in unrealized appreciation/depreciation on Level 3 investments held as of 3/31/12	$(4,832,223)	$(1,229,105)	$(77,062)

*  The Fund’s policy is to recognize transferring in and out as of the beginning of the reporting period.

Certain foreign securities, for which market quotations are not readily available, may be fair valued and classified as either Level 2 or Level 3. When the underlying inputs include significant observable inputs obtained from sources independent of the Funds, the securities are classified as Level 2. When the underlying inputs include significant unobservable inputs and reflect assumptions of market participants, the securities are classified as Level 3. As of March 31, 2012, the Funds utilized significant observable inputs including evaluated prices from the Funds’ pricing vendors, day-on-day price changes, primary and ancillary pricing sources, and other available independent market indicators of value. As a result, certain securities held by the Funds that were previously classified as Level 3 were transferred to Level 2. As of March 31, 2012, certain equity securities that were suspended from trading were transferred into Level 3 from Level 1.

C. DERIVATIVE FINANCIAL INSTRUMENTS

Matthews Asia Strategic Income Fund engages in various portfolio investment strategies using derivative contracts to economically hedge its exposure to foreign currency exchange rate and interest rate risk. Losses may arise if the value of the contracts decrease due to an unfavorable change in the market rates or values of the underlying instruments or if the counterparties does not perform under the contracts. The Fund’s primary risks associated with the use of derivatives include the other party to the derivative contract may fail to fulfill its obligation, reduced liquidity, the Fund may suffer disproportionate heavy losses relative to the amount invested, and changes in the value of the derivatives may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivative.

Financial Futures Contracts: Matthews Asia Strategic Income Fund may purchase financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk). Financial futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on settlement date. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Forward Foreign Currency Exchange Contracts: Matthews Asia Strategic Income Fund enters into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies (foreign currency exchange rate risk). A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by the Fund, help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies and the risk that the counterparty to the contract does not perform its obligations under the agreement.

D. HOLDINGS OF 5% VOTING SHARES OF PORTFOLIO COMPANIES

The Investment Company Act of 1940 Act defines “affiliated companies” to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting shares. During the period ended March 31, 2012, the Funds below held 5% or more of the outstanding voting shares of the noted portfolio companies. During this period, other Funds in the Trust may also have held voting shares of the issuers at levels below 5%.

Investments in affiliates:

A summary of transactions in securities of issuers affiliated with a Fund for the period ended March 31, 2012 is set forth below:

	Shares Held at	Shares	Shares	Shares Held at	Value at
	Dec. 31, 2011	Purchased	Sold	Mar. 31, 2012	Mar. 31, 2012
MATTHEWS ASIAN GROWTH AND INCOME FUND

Name of Issuer:
Citic Telecom International Holdings, Ltd.	132,231,000	—	—	132,231,000	$26,570,759
Vitasoy International Holdings, Ltd.	51,771,000	—	—	51,771,000	40,121,517
Total Affiliates					$66,692,276

MATTHEWS ASIA DIVIDEND FUND

Name of Issuer:
Ascendas India Trust	46,280,000	—	—	46,280,000	$30,584,967
CapitaRetail China Trust, REIT	38,501,000	1,652,000	—	40,153,000	39,485,822
EPS Corp.	14,592	—	—	14,592	32,221,860
Johnson Health Tech Co., Ltd.	11,713,100	889,000	—	12,602,100	39,156,596
Pigeon Corp.	1,381,300	120,500	—	1,501,800	56,062,371
Sichuan Expressway Co., Ltd. H Shares	65,612,000	4,070,000	—	69,682,000	25,236,638
Shinko Plantech Co., Ltd.	2,400,200	650,000	—	3,050,200	26,105,341
TXC Corp.	21,549,524	—	—	21,549,524	34,185,064
Woongjin Thinkbig Co., Ltd.	2,079,870	—	—	2,079,870	23,405,622
Total Affiliates					$306,444,281

MATTHEWS PACIFIC TIGER FUND

Name of Issuer:
Cheil Worldwide, Inc.	5,916,350	—	—	5,916,350	$94,699,002
Green Cross Corp.	684,049	20,000	—	704,049	78,731,259
Hyflux, Ltd.	28,487,280	20,048,000	—	48,535,280	57,848,085
MegaStudy Co., Ltd.	396,412	—	—	396,412	40,863,124
Yuhan Corp.	584,138	—	—	584,138	60,885,359
Total Affiliates					$333,026,829

MATTHEWS CHINA FUND

Name of Issuer:
Lianhua Supermarket Holdings Co., Ltd. H Shares	28,947,800	—	—	28,947,800	$32,848,062
Total Affiliates					$32,848,062

E. OTHER TRANSACTIONS WITH AFFILIATES

The Funds entered into transactions with J.P. Morgan Chase Bank, N.A., including its subsidiaries and affiliates (“J.P. Morgan”) acting as a broker-dealer for the purchase and sale of portfolio investments on an agency basis. The aggregate value of such transactions with J.P. Morgan by the Funds in 2012 was $86,882. In addition, pursuant to an Administrative Fee Agreement dated July 1, 2009, the Funds received certain shareholder, administrative and sub-transfer agency services from J.P. Morgan (including transmission of purchase and redemption orders in accordance with the Funds’ prospectuses; maintenance of separate records for its clients; mailing of shareholder confirmations and periodic statements; processing dividend payments; and shareholder information and support). Pursuant to the agreement with J.P. Morgan, the Funds paid J.P. Morgan $238,467 for such services.

F. TAX INFORMATION: Under current tax law, the Funds have elected to defer certain qualified late-year losses and recognize such losses in the year ending December 31, 2012.

	Post October	Post October
	Capital Losses	Currency Losses
Matthews Asia Strategic Income Fund	$410	$—
Matthews Asian Growth and Income Fund	13,790,791	7,343,712
Matthews Asia Growth Fund	5,622,994	807,738
Matthews Pacific Tiger Fund	—	66,556
Matthews China Fund	33,012,775	—
Matthews India Fund	—	90,831
Matthews Japan Fund	3,352,918	19,415
Matthews Korea Fund	—	10,635
Matthews Asia Small Companies Fund	—	99,789
Matthews China Small Companies Fund	29,356	—
Matthews Asia Science and Technology Fund	262,214	401

For federal income tax purposes, the Funds indicated below have capital loss carryforwards as of December 31, 2011, which expire in the year indicated, which are available to offset future capital gains, if any:

			With No
LOSSES DEFERRED EXPIRING IN:	2016	2017	Expiration	Total
Matthews Asia Dividend Fund	$—	$—	$54,055,529	$54,055,529
Matthews China Dividend Fund	—	—	701,462	701,462
Matthews Asia Growth Fund	1,000,383	58,248,975	—	59,249,358
Matthews Japan Fund	30,079,024	44,032,426	1,382,944	75,494,394
Matthews China Small Companies Fund	—	—	87,134	87,134
Matthews Asia Science and Technology Fund	—	10,593,274	—	10,593,274

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For additional information regarding the accounting policies of the Matthews Asia Funds, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Matthews International Funds

By (Signature and Title)*	/s/ William J. Hackett
William J. Hackett, President
(principal executive officer)

Date	May 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William J. Hackett
William J. Hackett, President
(principal executive officer)

Date	May 25, 2012

By (Signature and Title)*	/s/ Shai Malka
Shai Malka, Treasurer
(principal financial officer)

Date	May 25, 2012

* Print the name and title of each signing officer under his or her signature.